Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Inventories [Abstract]
Gold in lock-up	$ 3	$ 3
Gold in-process, ore stockpiles and bullion on hand	45	21
Consumables at weighted average cost (net of provision)	82	65
Total inventories	130	89
Non-current portion of gold in lock-up and gold in-process	(3)	(3)
Total current portion of inventories	127	86
Inventory valued at net realisable value	$ 15	$ 15